Earning Per Share - Summary of Earnings Per Share (Detail) - ARS ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
Net income	$ 12,340	$ (28,237)	$ 4,579
Average number of shares outstanding	392,625,259	391,497,615	392,101,191
Basic and diluted earnings per share	$ 31.43	$ (72.13)	$ 11.68